Share-Based Compensation - Schedule of Share Based Compensation Expense (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 17, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	$ 6,400	$ 2,886	$ 1,879	$ 4,824	$ 3,529	$ 6,253	$ 11,856
Stock options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense		1,758	1,879	3,696	3,529
RSUs [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense		337	0	337	0
Issuance of ordinary shares for services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense		791	0	791	0
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense		1,608	1,172	2,718	2,222	3,650	9,001
General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense		$ 1,278	$ 707	$ 2,106	$ 1,307	$ 2,603	$ 2,855